Stockholders' Equity (Details) - USD ($)				1 Months Ended					12 Months Ended
	Aug. 26, 2015	Jul. 30, 2015	Mar. 10, 2014	Aug. 31, 2015	Dec. 31, 2011	Jun. 30, 2011	Aug. 31, 2007	May. 31, 2006	Aug. 31, 2015	Aug. 31, 2014	Mar. 07, 2014
Stockholders Equity Note Disclosure [Line Items]
IPO price, per share	$ 0.01	$ 0.01
Common Stock, shares authorized				240,000,000					240,000,000	240,000,000	490,000,000
Preferred stock, shares authorized											10,000,000
Warrant issued to purchase stock	1,198,859
Exercise price of warrants issued	$ 1.22	$ 1.62
Change in value of warrants recognized as research and development expense									$ 9,684,000	$ 14,156,000
Warrants issued exercisable price	0.75	1
Noble Agreement Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock								16,667
Exercise price of warrants issued								$ 240.00
Warrant issued, number of shares vesting in equal installments						4,167		4,167
Warrant issued, earliest exercisable period								2 years
Change in value of warrants recognized as research and development expense									$ 624,400
Warrant issued, vested				16,667					16,667
Warrant issued, expiration date						May 18, 2017
Noble Agreement Warrants [Member] | Period 1 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date								May 19, 2009
Noble Agreement Warrants [Member] | Period 2 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date						May 19, 2015		May 19, 2011
Noble Agreement Warrants [Member] | Period 3 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date								May 19, 2013
Noble Agreement Warrants [Member] | Period 4 [Member]
Stockholders Equity Note Disclosure [Line Items]
Class of warrant or right number of shares vesting in equal installments, date								May 19, 2015
Texas A and M University System Agreement Warrants [Member] | Sponsored Research and Intellectual Property Rights Agreement [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock							8,333
Exercise price of warrants issued							$ 240.00
Estimated fair value of warrants				$ 0					$ 0
Estimated fair value of warrants, risk free rate									0.74%
Estimated fair value of warrants, volatility rate									72.10%
Estimated fair value of warrants, expected term									1 year 11 months 26 days
Estimated fair value of warrants, dividend yield rate									0.00%
Change in value of warrants recognized as research and development expense									$ 0
Warrant issued, expiration date							Aug. 28, 2017
Texas A and M University System Agreement Warrants [Member] | Ip Rights Agreement [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock					8,333
Exercise price of warrants issued					$ 114.40
Estimated fair value of warrants				3,800					$ 3,800
Estimated fair value of warrants, risk free rate									2.21%
Estimated fair value of warrants, volatility rate									88.90%
Estimated fair value of warrants, expected term									11 years 7 months 6 days
Estimated fair value of warrants, dividend yield rate									0.00%
Change in value of warrants recognized as research and development expense									$ 1,800
Warrant issued, expiration date					Sep. 24, 2026
2014 Public Offering Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock			60,000
Exercise price of warrants issued			$ 12
Estimated fair value of warrants			$ 305,000
Estimated fair value of warrants, risk free rate			1.64%
Estimated fair value of warrants, volatility rate			84.20%
Estimated fair value of warrants, expected term			5 years
Estimated fair value of warrants, dividend yield rate			0.00%
Warrant issued, date from which warrants are exercisable			Mar. 04, 2015
Warrant issued, expiration date			Mar. 04, 2019
July 2015 Public Offering Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock		1,200,000
Exercise price of warrants issued		$ 1.62
Estimated fair value of warrants		$ 760,000		$ 755,600					755,600
Estimated fair value of warrants, risk free rate		1.62%		1.54%
Estimated fair value of warrants, volatility rate		69.50%		69.80%
Estimated fair value of warrants, expected term		5 years 6 months		5 years 4 months 28 days
Estimated fair value of warrants, dividend yield rate		0.00%		0.00%
July 2015 Placement Agent Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock		24,000
Exercise price of warrants issued		$ 1.944
Estimated fair value of warrants		$ 13,300		$ 13,200					13,200
Estimated fair value of warrants, risk free rate		1.62%		1.62%
Estimated fair value of warrants, volatility rate		69.50%		69.80%
Estimated fair value of warrants, expected term		5 years		4 years 10 months 24 days
Estimated fair value of warrants, dividend yield rate		0.00%		0.00%
August 2015 Public Offering Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock	1,198,859
Exercise price of warrants issued	$ 1.22
Estimated fair value of warrants	$ 863,500			$ 844.2					844.2
Estimated fair value of warrants, risk free rate	1.49%			1.54%
Estimated fair value of warrants, volatility rate	69.80%			69.80%
Estimated fair value of warrants, expected term	5 years 6 months			5 years 6 months
Estimated fair value of warrants, dividend yield rate	0.00%			0.00%
Warrants issued exercisable price	0.75
August 2015 Placement Agent Warrants [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrant issued to purchase stock	31,970
Exercise price of warrants issued	$ 1.83
Estimated fair value of warrants	$ 18,700			$ 18,300					$ 18,300
Estimated fair value of warrants, risk free rate	1.49%			1.54%
Estimated fair value of warrants, volatility rate	69.80%			69.80%
Estimated fair value of warrants, expected term	5 years			5 years
Estimated fair value of warrants, dividend yield rate	0.00%			0.00%